[LOGO] MONUMENT
                                       FUNDS GROUP, INC.
                                       -----------------


                              MONUMENT SERIES FUND

                        MONUMENT DIGITAL TECHNOLOGY FUND
                         MONUMENT MEDICAL SCIENCES FUND













                         ANNUAL REPORT TO SHAREHOLDERS
                               FOR THE YEAR ENDED
                                OCTOBER 31, 2001



--------------------------------------------------------------------------------

                                                           LOGO       ORBITEX(R)
                                                                  GROUP OF FUNDS



December 20, 2001

Dear Shareholder:

I would like to welcome you to the Orbitex Group of Funds. As of November 1, 2001, the Monument Group of Funds was reorganized into the Orbitex Group of Funds. The Monument Medical Sciences Fund and Digital Technology Fund are now the Orbitex Medical Sciences Fund and Emerging Technology Fund, respectively, while the Monument Telecommunications Fund has been merged into the pre-existing Orbitex Info-Tech & Communications Fund.

The reorganization has given us the opportunity to introduce sub-sector investment options to our Fund Family. The Orbitex Medical Sciences Fund complements the diversified Orbitex fund offerings in the healthcare and biotechnology sector, with a less diversified portfolio that is heavily concentrated in small-cap biotechnology names. This fund offers a higher volatility than the other Orbitex health & biotech funds, but also a greater potential for reward. The Orbitex Emerging Technology Fund joins the Orbitex technology collection. This fund invests in small-cap companies who specialize in newer, cutting edge technologies. While this fund offers a higher volatility than the other technology fund, the return potential is also greater.

Please take the opportunity to further diversify your portfolio either through exchange or direct investment into the following Orbitex Group of Funds:

TECHNOLOGY COLLECTION                   SECTOR COLLECTION
Info-Tech & Communications Fund         Health & Biotechnology Fund
Emerging Technology Fund                Energy & Basic Materials Fund
                                        Financial Services Fund
                                        Medical Sciences Fund

CORE EQUITY COLLECTION                  ADVISORONE ASSET ALLOCATION COLLECTION
Focus 30 Fund                           Amerigo Fund
Growth Fund                             Clermont Fund

All of us at ORBITEX are proud to serve you, and we are grateful for your continued investment and support in the Orbitex Group of Funds.

Sincerely,


/S/ RICHARD STIERWALT
---------------------
Richard Stierwalt
President
Orbitex Group of Funds

MUTUAL FUNDS SOLD BY PROSPECTUS ONLY. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.
TO LEARN MORE ABOUT THE ORBITEX GROUP OF FUNDS OR ORDER A PROSPECTUS, PLEASE CALL 1-888-ORBITEX OR YOU CAN VISIT US AT WWW.ORBITEXFUNDS.COM. FUNDS WHOSE INVESTMENTS ARE CONCENTRATED IN A SPECIFIC INDUSTRY, SECTOR OR GEOGRAPHIC AREA MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN FUNDS WHOSE INVESTMENTS ARE DIVERSIFIED AND MAY NOT BE SUITABLE FOR ALL INVESTORS FUNDS DISTRIBUTED BY ORBITEX FUNDS DISTRIBUTOR, INC. MEMBER NASD/SIPC

Letter from Fund Management     MONUMENT DIGITAL TECHNOLOGY FUND               2
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT Behind the backdrop of the U.S. recession, a slowing global economy, the tragedy of September 11th and a war in the Middle East, the last six months have been extremely challenging for technology investors. This sector has suffered a sustained and painful hangover caused by the inability of slowing economies to absorb the glut of new technologies created from the record levels of tech investment from 1998 through 2000. As a result, technology share prices have continued to chase earnings fundamentals down in a market that continues to work its way through over-capacity, under-utilization and excess inventories. However, after three consecutive quarters of disappointing earnings, many technology companies are indicating that they are seeing stabilization in both revenues and order flow. As such, the fourth quarter of this year may represent the bottom of the prolonged downturn in technology.

PORTFOLIO POSITIONING During this difficult investment environment for technology our goals have been to take advantage of some pockets of strength; and be prepared for when a broad recovery in technology eventually emerges. Pockets of strength can be found in the enterprise software and security, storage software and storage area networks, and the wireless sectors. Because of continuing pressure on capital expenditure budgets in the telecommunication area, we remain skeptical that a rally in telecom component suppliers and optical related stocks is sustainable until at least the second half of 2002, when fundamentals are expected to begin improving again. We, also, believe the semiconductor capital equipment stocks will not see any near term improvement in fundamentals and remain wary of this sector as well. Finally, we believe that new technologies will lead the recovery and have therefore been gradually lowering the average market capitalization of the fund, as we seek out these emerging companies.

INVESTMENT OUTLOOK The next several quarters will likely remain challenging for the technology sector. However, all downturns eventually come to an end, and there are currently a number of reasons for renewed optimism on technology. First, the federal government is supplying both fiscal and monetary stimulus in order to get the economy moving again. Second, September quarterly financial results for many technology companies showed signs of a cyclical bottom. Third, the United States appears to be acting decisively and so far successfully in its war on terrorism. We believe that the worst is behind us and that now is the time to begin rebuilding investments in technology in order to be positioned to take full advantage of the eventual upturn. Most technology companies have worked diligently during this downturn to reduce capacity, work down inventories, and improve their cost structures. This implies significant earnings leverage when the sector does rebound. Our focus is to seek out the most promising areas of technology and to invest in companies with the best growth prospects when this rebound develops.



--------------------------------------------------------------------------------

                                                                               3
--------------------------------------------------------------------------------

[PIE CHART OMITTED]

   TOP INDUSTRY HOLDINGS (AS OF 10/31/01)

Software                               22.99%
Telecommunications                     17.46%
Semiconductor                          16.16%
Internet                                8.63%
Electric/Electronics                    6.96%
Cash & Equivalents                      6.06%
Aerospace/Defense                       4.86%
Diversified Financial Services          4.18%
Computers                               3.80%
Media                                   3.67%
Other                                   2.77%
Computer Services                       2.46%

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AND SHOULD NOT BE CONSIDERED A RECOMMENDATION TO BUY INDIVIDUAL SECURITIES.


                             MONUMENT SERIES FUNDS
        INCEPTION TOTAL RETURNS FOR THE PORTFOLIOS AND BENCHMARK INDICES

              NASDAQ-100       S&P 500        INTER@CTIVE    DIGITAL TECHNOLOGY
                                              WK INTERNET         CLASS A
--------------------------------------------------------------------------------

11/16/98        10,000          10,000          10,000             10,000
10/31/99        17,887          12,145          24,358             28,283
10/31/00        22,448          12,989          29,787             28,580
10/31/01         9,339           9,741           8,139              6,890


GRAPH INFO HERE



                          GROWTH OF $10,000 INVESTMENT

Past performance is not predictive of future performance. Performance figures include deduction of the maximum applicable sales charge of 5.75%*.

Average Annual Total Return for the year ended October 31, 2001 ........(74.08)%

Average Annual Total Return for the period ended October 31, 2001 since inception November 16, 1998 ............................................ (8.22)%

The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States market. The index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Effective November 15, 2000, concurrent with the change in the name of the Fund to Monument Digital Technology Fund, the primary index was changed to the Nasdaq-100 Index(R). The Nasdaq-100 Index(R) represents the largest and most active non-financial domestic and international issues listed on The Nasdaq Stock Market(R) based on market capitalization. The index was established in January 1985, and as of December 21, 1998 the Nasdaq-100 Index(R) was re-balanced to a modified market capitalization weighted index. Weightings are adjusted as needed on a quarterly basis. Numbers shown reflect the reinvestment of dividends.

The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The index was developed with a base value of 66.66 as of August 15, 1999. Effective on March 22, 1999, there was a three for one split of the index.


________
* Prior to February 9, 2000 the maximum sales charge was 4.75%; consequently the return of longer-term shareholders may be higher than that shown.


--------------------------------------------------------------------------------

Letter from Fund Management            MONUMENT MEDICAL SCIENCES FUND          4
--------------------------------------------------------------------------------

Increasing need for better healthcare services and therapies has and should reward the most innovative, treatment-efficacious and cost-efficient healthcare companies. For those companies the growth outlook is extremely good. Despite the solid growth forecasts the perception that healthcare in general is a "defensive" growth area persists and many companies still remain at compelling valuations. Rather, we would suggest that healthcare is a demand-driven growth sector and the solid earnings growth potential should support premium valuations. Continued substantial research and development spending in the public and private sectors strongly hint at the commitment to meet this heavy demand for drugs, devices and services over the next several years.

INVESTMENT ENVIRONMENT Rebounding from investor nervousness, the healthcare sector benefited the last six months from concerns about economic growth. Historically, healthcare stocks have been generally seen as a "safe haven" when economic weaknesses draw investors away from more cyclical areas of the economy. Certainly the past six months, especially since the horrible September events, has been a time of increased worry and uncertainty. While concerns have been raised over the economic outlook for much of the market, healthcare companies have not shared these worries. Regardless of the economic scenario, people still require medical treatments and services. Fundamentals have been very solid and earnings performance, by and large, has been solid. For some companies, particularly the services area, earnings have been exceptionally good with some earnings reports exceeding expectations. Although healthcare stocks benefited from overall market weakness, valuations are still compelling given the strong earnings backdrop.

PORTFOLIO POSITIONING Healthcare stocks remain very attractive investments, especially if considered growth stocks and not just "safe havens". The fundamentals of the group remain very healthy and should remain so for several reasons:

o The aging of the population continues to drive demand for services and treatments, particularly for more advanced therapies and services that can contain increasing health costs.

o Pricing for products and services is positive reflecting not only increased demand but also an improving quality-of-life sentiment that values results more so than initial healthcare costs.

o Discoveries are accelerating due to increased research spending and improved research efficiencies that support a constant flow of new products, therapies and services.

We continue to invest in the fastest growing areas of healthcare like biotechnology. We also recognize the excellent growth prospects for all areas of healthcare including services. For example, better pricing of services and improved reimbursements have helped managed care and hospital organizations attract more patients with improved treatments and services offered. In addition to better pricing/reimbursements, the increased utilization improves the profits of managed care and hospital organizations.

INVESTMENT OUTLOOK We would suggest that healthcare stocks are not merely "defensive" investments but also have strong growth characteristics. Scientific drug discoveries, advances in medical devices and innovative treatments and services continue to drive growth expectations in healthcare for the foreseeable future. Based on "aging America" demographics, we continue to expect strong and increasing demand for healthcare products and services that are expected to generate above-average market earnings for the next five to ten years.


--------------------------------------------------------------------------------

                                                                               5
--------------------------------------------------------------------------------

PIE CHART OMITTED


TOP INDUSTRY HOLDINGS (AS OF 10/31/01)

Biopharmacuticals                       19.77%
Pharmaceuticals                         19.04%
Biotechnology                           16.85%
Drug Manufacturing                      15.46%
Genetics                                11.71%
Healthcare Service                       9.43%
Medical Instruments                      6.27%
Cash & Equivalents                       1.38%
Machinery                                 .09%


PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AND SHOULD NOT BE CONSIDERED A RECOMMENDATION TO BUY INDIVIDUAL SECURITIES.




GRAPH INFO HERE


                             MONUMENT SERIES FUNDS
        INCEPTION TOTAL RETURNS FOR THE PORTFOLIOS AND BENCHMARK INDICES

               S&P 500            RUSSELL 2000          MEDICAL SCIENCES FUND
                                                             CLASS A
--------------------------------------------------------------------------------
1/5/98          10,000               10,000                  10,000
10/31/98        11,507                8,818                  10,320
10/31/99        14,293                9,909                  16,110
10/31/00        15,262               11,567                  30,134
10/31/01        11,463               10,116                  19,937




                          GROWTH OF $10,000 INVESTMENT

Past performance is not predictive of future performance. Performance figures include deduction of the maximum applicable sales charge of 5.75%*.

Average Annual Total Return for the year ended October 31, 2001 ........(33.84)%

Average Annual Total Return for the period ended October 31, 2001 since inception January 6, 1998 ............................................... 21.68%


_________
* Prior to February 9, 2000 the maximum sales charge was 4.75%; consequently the return of longer-term shareholders may be higher than that shown.



--------------------------------------------------------------------------------


MONUMENT DIGITAL TECHNOLOGY FUND                                               6
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES     MARKET VALUE
================================================================================
COMMON STOCKS--93.94%
AEROSPACE/DEFENSE--4.86%
Allied Resh Corp. (a)                                      6,350     $   100,965
DRS Technologies Inc. (a)                                  4,900         197,715
EDO Corp.                                                 10,500         282,975
Engineered Support Systems                                 5,500         273,845
                                                                     -----------
                                                                         855,500
                                                                     -----------
COMMERCIAL SERVICES--2.46%
Exult Inc. (a)                                            22,000         308,000
Plexus Corp. (a)                                           5,000         125,000
                                                                     -----------
                                                                         433,000
                                                                     -----------
COMPUTERS--3.80%
Concurrent Computer Corp. (a)                             16,000         187,840
McData Corp. Class B (a)                                  11,500         180,205
Redback Networks Inc. (a)                                 75,000         300,750
                                                                     -----------
                                                                         668,795
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES--4.18%
Biotech Holders Trust                                      5,000         632,750
Visionics Corp. (a)                                        6,500         103,090
                                                                     -----------
                                                                         735,840
                                                                     -----------
ELECTRIC--1.05%
Genesis Microchip Inc. (a)                                 4,000         184,840
                                                                     -----------

ELECTRONICS--5.91%
Ansoft Corp. (a)                                          15,100         268,176
Cadence Design System Inc. (a)                             9,400         198,716
Coherent Inc. (a)                                          9,000         238,500
Solectron Corp. (a)                                       12,700         156,210
Synopsys Inc. (a)                                          3,800         178,600
                                                                     -----------
                                                                       1,040,202
                                                                     -----------
HOME FURNISHINGS--1.53%
Polycom Inc. (a)                                           9,000         269,820
                                                                     -----------

INTERNET--8.63%
EBAY Inc. (a)                                              2,900         152,192
E. Piphany Inc. (a)                                          393           2,319
Riverstone Networks Inc. (a)                              22,500         286,200
Stellent Inc. (a)                                         13,200         270,600
Symantec Corp. (a)                                         7,400         406,926
Verisign Inc. (a)                                          3,500         135,485
Webmethods Inc. (a)                                       29,000         266,510
                                                                     -----------
                                                                       1,520,232
                                                                     -----------


--------------------------------------------------------------------------------
See Notes to Financial Statements.




MONUMENT DIGITAL TECHNOLOGY FUND                                               7
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES     MARKET VALUE
================================================================================

MEDIA--3.67%
Charter Communications Inc. Class A (a)                       25     $       353
Comcast Corp. Class A (a)                                 18,000         645,120
                                                                     -----------
                                                                         645,473
                                                                     -----------

MISCELLANEOUS MANUFACTURING--1.24%
Advanced Technical Products (a)                            8,000         219,120
                                                                     -----------

SEMICONDUCTORS--16.16%
Alpha Industries Inc. (a)                                 11,100         258,408
Applied Materials Inc. (a)                                10,100         344,511
ASM Lithography Holding N.V. (a)                          14,600         209,948
Entegris Inc. (a)                                          7,100          54,599
Integrated Circuit Systems Inc. (a)                       18,700         318,087
Intersil Holding Corp. Class A (a)                         2,500          81,875
National Semiconductor Corp. (a)                          15,000         389,700
Qlogic Corp. (a)                                           8,600         338,410
Texas Instruments Inc.                                     8,500         237,915
Triquint Semiconductor Inc. (a)                            9,900         175,032
Vitesse Semiconductor Corp. (a)                           16,000         151,040
Xilinx Inc. (a)                                            9,400         285,948
                                                                     -----------
                                                                       2,845,473
                                                                     -----------

SOFTWARE--22.99%
Activision Inc. (a)                                        5,400         195,210
Catapult Communications Corp. (a)                          1,900          43,035
Citrix Systems Inc. (a)                                    3,400          79,560
Electronic Arts Inc. (a)                                   3,000         154,380
Epiq Systems Inc. (a)                                      1,440          43,416
HNC Software Inc. (a)                                     10,000         173,000
HPL Technologies (a)                                      21,700         255,626
Informatica Corp. (a)                                     13,500         125,145
Intuit (a)                                                 6,700         269,474
Liberate Technologies (a)                                 19,100         188,708
Macromedia Inc. (a)                                        3,800          56,848
Micromuse Inc. (a)                                        20,000         185,000
Netiq Corp. (a)                                            9,500         267,425
Numerical Technologies Inc. (a)                            6,700         165,356
PDF Solutions Inc. (a)                                       485           8,075
Peoplesoft Inc. (a)                                        6,300         187,551
Peregrine Systems Inc. (a)                                14,800         213,712
Precise Software Solutions (a)                            10,600         202,566
Rational Software Corp. (a)                               15,666         205,538
SeaChange International Inc. (a)                          11,100         273,060

--------------------------------------------------------------------------------
See Notes to Financial Statements.




MONUMENT DIGITAL TECHNOLOGY FUND                                               8
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES     MARKET VALUE
================================================================================
SOFTWARE--22.99% (continued)
THQ Inc. (New) (a)                                         3,400     $   169,320
Tibco Software Inc. (a)                                   40,000         337,600
Vignette Corp. (a)                                        16,800          78,624
Webex Communications Inc. (a)                              5,500         169,400
                                                                     -----------
                                                                       4,047,629
                                                                     -----------

TELECOMMUNICATIONS--17.46%
Aeroflex Inc. (a)                                         13,600         199,512
Ciena Corp. (a)                                           16,100         261,786
Cisco Systems Inc. (a)                                    14,000         236,880
Extreme Networks Inc. (a)                                 14,100         164,829
Finisar (a)                                               42,100         329,222
Intrado Inc. (a)                                          12,300         333,945
Juniper Networks Inc. (a)                                 11,000         245,190
Motorola Inc.                                             12,000         196,440
Nokia Corp. Sponsored  ADR                                21,000         430,710
RF Microdevices Inc. (a)                                  10,600         216,664
Tekelec (a)                                               13,335         256,032
Ubiquitel Inc. (a)                                        22,245         203,542
                                                                     -----------
                                                                       3,074,752
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK (cost $18,589,292)                                 16,540,676
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--6.06%                                   1,066,737
--------------------------------------------------------------------------------
NET ASSETS--100%                                                     $17,607,413
================================================================================

(a) Denotes non-income producing security.







--------------------------------------------------------------------------------
See Notes to Financial Statements.




MONUMENT MEDICAL SCIENCES FUND                                                 9
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES     MARKET VALUE
================================================================================
COMMON STOCKS--98.62%
BIOTECHNOLOGY--16.85%
Amgen Inc. (a)                                            22,300     $ 1,267,086
Arena Pharmaceuticals Inc. (a)                            24,500         276,850
Aviron (a)                                                 5,600         186,480
Biotransplant Inc. (a)                                    23,000         135,700
IDEC Pharmaceuticals Corp. (a)                            11,450         686,542
Invitrogen Corp. (a)                                       2,200         134,948
Protein Design Labs Inc. (a)                               8,402         277,350
Quest Diagnostics Inc. (a)                                 7,600         496,888
Telik Inc. (a)                                            24,713         193,997
                                                                     -----------
                                                                       3,655,841
                                                                     -----------

BIOPHARACEUTICALS--19.77%
BioMarin Pharmaceutical Inc. (a)                         116,403       1,326,994
Cubist Pharmaceuticals Inc. (a)                           30,400       1,225,120
ImmunoGen Inc. (a)                                         9,800         142,002
Medarex Inc. (a)                                          16,400         337,840
Millennium Pharmaceuticals Inc. (a)                       45,584       1,160,569
Praecis Pharmaceuticals Inc. (a)                          15,000          64,950
Vertex Pharmaceuticals Inc. (a)                            1,350          33,075
                                                                     -----------
                                                                       4,290,550
                                                                     -----------

DRUG MANUFACTURING--15.46%
American Home Products Corp.                              11,200         625,296
CV Therapeutics Inc. (a)                                  16,500         650,760
Merck & Company Inc.                                       9,200         587,052
Pfizer Inc.                                                5,900         247,210
Pharmacia Corp.                                           12,000         486,240
Schering-Plough Corp.                                     20,400         758,472
                                                                     -----------
                                                                       3,355,030
                                                                     -----------

GENETICS--11.71%
Cell Genesys Inc. (a)                                     16,056         287,402
Exelixis Inc. (a)                                         20,000         268,000
Genentech Inc. (a)                                        22,900       1,196,525
Human Genome Sciences Inc. (a)                            13,400         571,242
Myriad Genetics Inc. (a)                                   4,725         217,350
                                                                     -----------
                                                                       2,540,519
                                                                     -----------
--------------------------------------------------------------------------------
See Notes to Financial Statements.




MONUMENT MEDICAL SCIENCES FUND                                                10
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2001
--------------------------------------------------------------------------------

                                                         SHARES     MARKET VALUE
================================================================================
HEALTHCARE SERVICES--9.43%
CardioDynamics International Corp. (a)                   158,300     $   775,670
HCA - The Healthcare Co.                                   4,291         170,181
Healthsouth Corp. (a)                                      5,600          72,912
Johnson & Johnson Inc.                                    12,300         712,293
Laboratory Corp. of America (a)                            2,400         206,880
Province Healthcare Co. (a)                                4,000         110,200
                                                                     -----------
                                                                       2,048,136
                                                                     -----------

MACHINERY-GENERAL INDUSTRIAL--0.09%
Kadant Inc. (a)                                            1,530          19,890
                                                                     -----------

MEDICAL INSTRUMENTS--6.27%
Molecular Devices Corp. (a)                               51,400         832,166
Thermo Electron Corp. (a)                                 25,000         528,500
                                                                     -----------
                                                                       1,360,666
                                                                     -----------

PHARMACEUTICALS--19.04%
Abgenix Inc. (a)                                          27,089         806,981
Atrix Labs Inc. (a)                                       12,022         301,752
Cell Therapeutics Inc. (a)                                13,887         417,027
Gilead Sciences Inc. (a)                                   4,900         308,210
Intermune Inc. (a)                                         6,700         292,589
IVAX Corp. (a)                                            25,000         513,750
Medimmune Inc. (a)                                        22,500         882,900
Omnicare Inc.                                             13,000         258,440
ViroPharma Inc. (a)                                       13,961         349,444
                                                                     -----------
                                                                       4,131,093
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $22,272,111)                                21,401,725
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--1.38%                                     299,131
--------------------------------------------------------------------------------
NET ASSETS--100.00%                                                  $21,700,856
================================================================================

(a) Denotes non-income producing security.



--------------------------------------------------------------------------------
See Notes to Financial Statements.



MONUMENT SERIES FUND                                                          11
-------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities
October 31, 2001
--------------------------------------------------------------------------------------------------------------------

                                                                                         Digital         Medical
                                                                                    Technology Fund   Sciences Fund
                                                                                    ---------------   -------------

ASSETS
Investments in securities, at value ...............................................   $ 16,540,676     $ 21,401,725
Cash ..............................................................................        933,181          288,195
Receivable for securities sold ....................................................        256,968          518,711
Receivable for fund shares sold ...................................................          2,163            4,698
Receivable due from advisor .......................................................         21,815              --
Dividends and interest receivables ................................................          2,561            5,850
Deferred organizational costs .....................................................           --             32,718
Prepaid expenses ..................................................................         55,376           57,735
Other receivables .................................................................         12,862            3,997
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS ......................................................................     17,825,602       22,313,629
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities purchased ..................................................         77,595          351,976
Payable for fund shares redeemed ..................................................         40,393           79,797
Payable to advisor (Note 3) .......................................................           --             28,376
Payable for distribution fees (Note 3) ............................................         11,050           14,671
Payable for trustee fee (Note 3) ..................................................              9            1,028
Accrued expenses ..................................................................         89,142          136,925
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES .................................................................        218,189          612,773
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................   $ 17,607,413     $ 21,700,856
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
Paid in capital ...................................................................     90,833,341       29,051,735
Accumulated net realized gain (loss) on investments ...............................    (71,177,312)      (6,480,493)
Net unrealized appreciation (depreciation) on investments .........................     (2,048,616)        (870,386)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS ........................................................................   $ 17,607,413     $ 21,700,856
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
Net assets ........................................................................   $ 14,119,753     $ 12,949,312
Net asset value per share (based on unlimited authorized shares) ..................   $       2.74     $       7.30
Maximum sales charge ..............................................................           5.75%            5.75%
-------------------------------------------------------------------------------------------------------------------
Offering price per share ..........................................................   $       2.91     $       7.75
-------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period .........................................      5,151,549        1,774,664
-------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets ........................................................................   $  3,459,806     $  8,672,005
Net asset value and offering price per share (based on unlimited authorized shares)   $       2.70     $       7.20
-------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period .........................................      1,282,878        1,204,653
-------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net assets ........................................................................   $     27,854     $     79,539
Net asset value and offering price per share (based on unlimited authorized shares)   $       2.72     $       7.28
-------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period .........................................         10,225           10,921
===================================================================================================================
INVESTMENTS, AT COST ..............................................................   $ 18,589,292     $ 22,272,111
===================================================================================================================


-------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.



MONUMENT SERIES FUND                                                                             12
---------------------------------------------------------------------------------------------------
Statements of  Operations
October 31, 2001
---------------------------------------------------------------------------------------------------

                                                                         Digital         Medical
                                                                    Technology Fund  Sciences Fund

INVESTMENT INCOME:
Dividend income ...................................................   $     48,181    $     33,578
Interest income ...................................................        593,769         282,213
---------------------------------------------------------------------------------------------------
Total Investment Income ...........................................        641,950         315,791
---------------------------------------------------------------------------------------------------
EXPENSES:
Investment adviser fee (Note 3) ...................................        548,646         361,714
Administration fees ...............................................        138,971         101,265
Distribution fees (Note 3):
        Class A Shares ............................................        178,920          88,701
        Class B Shares ............................................         80,503         111,205
        Class C Shares ............................................            574             765
Transfer agency fees ..............................................        446,042         169,423
Professional fees .................................................        106,958          95,220
Registration & filing fees ........................................         60,581          58,720
Custody fees ......................................................         44,011          30,277
Insurance expense .................................................          8,843           5,865
Printing expense ..................................................         75,792          87,364
Trustees' fees ....................................................         35,285          26,090
Amortization of organizational expenses (Note 2) ..................           --             8,860
Conversion expenses ...............................................        123,504          60,371
Miscellaneous expenses ............................................         58,640          38,756
---------------------------------------------------------------------------------------------------
Total expenses before waivers and reimbursements ..................      1,907,270       1,244,596
Expense waived and reimbursed (Note 3) ............................       (158,771)        (63,543)
---------------------------------------------------------------------------------------------------
Net Expenses ......................................................      1,748,499       1,181,053
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ......................................     (1,106,549)       (865,262)
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment ..........................    (53,694,524)     (5,991,596)
Net change in unrealized appreciation (depreciation) on investments     (5,497,390)     (5,807,853)
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...........................    (59,191,914)    (11,799,449)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $(60,298,463)   $(12,664,711)
===================================================================================================

---------------------------------------------------------------------------------------------------
See Notes to Financial Statements.



MONUMENT SERIES FUND                                                                                 13
-------------------------------------------------------------------------------------------------------
Statements of Changes

-------------------------------------------------------------------------------------------------------


                                            Digital Technology Fund          Medical Sciences Fund
                                             Year Ended October 31,          Year Ended October 31,
                                            ------------------------         ----------------------
                                               2001             2000           2001           2000
                                               ----             ----           ----           ----

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

Net investment income (loss) ..........   $ (1,106,549)   $ (2,678,575)   $   (865,262)   $   (352,418)
Net realized gain (loss) on investments    (53,694,524)    (17,420,013)     (5,991,596)       (486,110)
Net change in unrealized appreciation
        (depreciation) on investments .     (5,497,390)     (4,620,167)     (5,807,853)      4,838,272
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
        resulting from operations .....    (60,298,463)    (24,718,755)    (12,664,711)      3,999,744
-------------------------------------------------------------------------------------------------------

Distribution to Shareholders:
From net investment income ............           --              --              --              (583)
From net realized gain ................           --           (23,090)           --           (68,831)
-------------------------------------------------------------------------------------------------------
Total dividends and distributions
        to shareholders ...............           --           (23,090)           --           (69,414)
-------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7) ......    (18,266,763)     55,617,296      (8,814,252)     37,823,956
-------------------------------------------------------------------------------------------------------

Total Increase (Decrease) in Net Assets    (78,565,226)     30,875,451     (21,478,963)     41,754,286
-------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period ...................     96,172,639      65,297,188      43,179,819       1,425,533
-------------------------------------------------------------------------------------------------------
End of period .........................   $ 17,607,413    $ 96,172,639    $ 21,700,856    $ 43,179,819
=======================================================================================================


-------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.



MONUMENT DIGITAL TECHNOLOGY FUND                                                          14
--------------------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------------------
Selected data based on a share outstanding throughout the period indicated.

                                                                Class A Shares
                                                 -------------------------------------------
                                                                                Period Ended
                                                      Year Ended October 31,     October 31,
                                                 ----------------------------
                                                      2001           2000           1999*
                                                 ----------     -------------    ----------

Net asset value, beginning of period .........   $     9.96     $     9.99(a)    $    10.00
                                                 ----------     ----------       ----------


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................        (0.13)         (0.23)           (0.58)
Net realized and unrealized gain
        (loss) on investments ................        (7.09)          0.20            20.56
                                                 ----------     ----------       ----------
Total income (loss) from investment operations        (7.22)         (0.03)           19.98
                                                 ----------     ----------       ----------

LESS DISTRIBUTIONS:
Dividends from net investment income .........         --               --               --
Distribution from net realized gains
        from security transactions ...........         --               --               --
                                                 ----------     ----------       ----------
Total distributions ..........................         --               --(b)            --
                                                 ----------     ----------       ----------

Net asset value, end of period ...............   $     2.74     $     9.96       $    29.98
                                                 ==========     ==========       ==========


Total return (c) .............................       (72.49)%        (0.28)%         185.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........   $   14,120     $   78,680       $   63,745
Ratio of expenses to average net assets (d) ..         3.60%          2.11%            2.76%
Ratio of expenses to average net assets before
        waivers and reimbursements (d) .......         3.97%          2.29%            2.76%
Ratio of expenses to average net assets,
        including extraordinary expenses (d) .         4.24%            --               --
Ratio of expenses to average net assets,
        including soft dollars (d) ...........         4.31%          2.36%            2.84%
Ratio of net investment income (loss)
        to average net assets (d) ............        (2.41)%        (1.59)%          (2.45)%
Portfolio turnover rate ......................       419.61%        107.13%          112.00%

_________

*    Commencement of operations November 16, 1998.
(a) Net asset values at beginning of period, have been restated to reflect a three for one stock split to shareholders of record October 29, 1999, payable November 1, 1999.
(b)  Less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.


--------------------------------------------------------------------------------------------
See Notes to Financial Statements.




MONUMENT DIGITAL TECHNOLOGY FUND                                                          15
--------------------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------------------
Selected data based on a share outstanding throughout the period indicated.

                                                                  Class B Shares
                                                 ------------------------------------------
                                                                               Period Ended
                                                     Year Ended October 31,     October 31,
                                                     2001          2000            1999*
                                                 ----------    ----------       ----------

Net asset value, beginning of period .........   $    9.87     $     9.98(a)    $   27.09
                                                 ---------     ----------       ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................       (0.17)         (0.30)          (0.06)
Net realized and unrealized gains (losses)
        on investments .......................       (7.00)          0.19            2.92
                                                 ---------     ----------       ---------
Total from investment operations .............       (7.17)         (0.11)           2.86
                                                 ---------     ----------       ---------

LESS DISTRIBUTIONS:
Dividends from net investment income .........        --             --              --
Distribution from net realized gains
        from security transactions ...........        --             --              --
                                                 ---------     ----------       ---------
Total distributions ..........................        --             --(b)           --
                                                 ---------     ----------       ---------

Net asset value, end of period ...............   $    2.70     $     9.87       $   29.95
                                                 =========     ==========       =========

Total return (c) .............................      (72.64)%        (1.08)%         10.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........   $   3,460     $   17,399       $   1,552
Ratio of expenses to average net assets (d) ..        4.14%          2.84%           2.40%
Ratio of expenses to average net assets before
        waivers and reimbursements (d) .......        4.47%          3.22%           2.40%
Ratio of expenses to average net assets,
        including extraordinary expenses (d) .        4.88%           --             2.40%
Ratio of expenses to average net assets,
        including soft dollars (d) ...........        4.96%          3.29%           2.40%
Ratio of net investment income (loss)
        to average net assets (d) ............       (3.09)%        (2.21)%         (3.23)%
Portfolio turnover rate ......................      419.61%        107.13%         112.00%

_____________
*    Commencement of operations October 6, 1999.
(a) Net asset values at beginning of period, have been restated to reflect a three for one stock split to shareholders of record October 29, 1999, payable November 1, 1999.
(b)  Less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

---------------------------------------------------------------------------------------------------
See Notes to Financial Statements.





MONUMENT DIGITAL TECHNOLOGY FUND                                                               16
-------------------------------------------------------------------------------------------------
Financial Highlights

-------------------------------------------------------------------------------------------------

Selected data based on a share outstanding throughout the period indicated.

                                                                            Class C Shares
                                                                     ----------------------------
                                                                     Year Ended      Period Ended
                                                                     October 31,      October 31,
                                                                        2001             2000*
                                                                     -------------   ------------


Net asset value, beginning of period ..............................   $     9.95      $    13.32
                                                                      ----------      ----------


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ......................................        (0.15)          (0.08)
Net realized and unrealized gains (losses) on investments .........        (7.08)          (3.29)
                                                                      ----------      ----------
Total from investment operations ..................................        (7.23)          (3.37)
                                                                      ----------      ----------

LESS DISTRIBUTIONS:
Dividends from net investment income ..............................      --                 --
Distribution from net realized gains from security transactions ...      --                 --
                                                                      ----------      ----------
Total distributions ...............................................      --                 --
                                                                      ----------      ----------

Net asset value, end of period ....................................   $     2.72      $     9.95
                                                                      ==========      ==========

Total return (a) ..................................................       (72.66)%        (25.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..............................   $       28      $       93
Ratio of expenses to average net assets (b) .......................         4.21%           2.99%
Ratio of expenses to average net assets
        before waivers and reimbursements (b) .....................         4.47%           3.98%
Ratio of expenses to average net assets,
        including extraordinary expenses (b) ......................         4.51%           --
Ratio of expenses to average net assets, including soft dollars (b)         4.60%           4.24%
Ratio of net investment income (loss) to average net assets (b) ...        (2.81)%        (2.46)%
Portfolio turnover rate ...........................................       419.61%         107.13%


_________
*    Commencement of operations July 20, 2000.
(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(b)  Annualized for periods less than one year.



--------------------------------------------------------------------------------------------------
See Notes to Financial Statements.


MONUMENT MEDICAL SCIENCES FUND                                                                    17
-----------------------------------------------------------------------------------------------------
Financial Highlights

------------------------------------------------------------------------------------------------------
Selected data based on a share outstanding throughout the period indicated.

                                                                        Class A Shares
                                                -------------------------------------------------------
                                                                                           Period Ended
                                                           Year Ended October 31,           October 31,
                                                       2001           2000          1999        1998*
                                                ----------       ----------     ---------     ----------

Net asset value, beginning of period ........   $    10.40(a)    $    16.11     $   10.32     $ 10.00
                                                ----------       ----------     ---------     -------


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................        (0.25)           (0.23)        (0.10)       0.04
Net realized and unrealized gains
        (losses) on investments .............        (2.85)           15.75          5.89        0.28
                                                ----------       ----------     ---------     -------
Total from investment operations ............        (3.10)           15.52          5.79        0.32
                                                ----------       ----------     ---------     -------

LESS DISTRIBUTIONS:
Dividends from net investment income ........         --               --(b)           --          --
Distribution from net realized
        gains from security transactions ....         --              (0.43)           --          --
                                                ----------       ----------     ---------     -------
Total distributions .........................         --              (0.43)           --          --
                                                ----------       ----------     ---------     -------

Net asset value, end of period ..............   $     7.30       $    31.20     $   16.11     $ 10.32
                                                ==========       ==========     =========     =======

Total return (c) ............................       (29.81)%          98.43%        56.11%       3.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........   $   12,949       $   26,565     $   1,401     $   214
Ratio of expenses to average net assets (d) .         3.66%            2.02%         1.87%       0.00%
Ratio of expenses to average net assets
        before waivers and reimbursements (d)         3.89%            2.85%        16.73%      51.07%
Ratio of expenses to average net assets,
        including extraordinary expenses (d)          4.08%            --            --          --
Ratio of expenses to average net assets,
        including soft dollars (d) ..........         4.21%            2.92%        16.81%      51.07%
Ratio of net investment income (loss)
        to average net assets (d) ...........        (2.76)%          (0.82)%       (1.00)%      0.66%
Portfolio turnover rate .....................       184.65%          141.40%        61.00%      82.00%

__________

*    Commencement of operations January 6, 1998.
(a) Net asset values at beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15, 2000.
(b)  Less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.


-----------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.





MONUMENT MEDICAL SCIENCES FUND                                                   18
-----------------------------------------------------------------------------------
Financial Highlights

-----------------------------------------------------------------------------------
Selected data based on a share outstanding throughout the period indicated.

                                                          Class B Shares
                                                -----------------------------------
                                                                       Period Ended
                                                Year Ended October 31,  October 31,
                                                   2001        2000        1999*
                                                ---------   ---------   -----------


Net asset value, beginning of period ........   $10.32(a)  $    16.11     $16.95
                                                ------     ----------     ------


INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ................    (0.30)         (0.40)     (0.01)
Net realized and unrealized gains
        (losses) on investments .............    (2.82)         15.67      (0.83)
                                                ------     ----------     ------
Total from investment operations ............    (3.12)         15.27      (0.84)
                                                ------     ----------     ------

LESS DISTRIBUTIONS:
Dividends from net investment income ........     --             --  (b)    --
Distribution from net realized gains
        from security transactions ..........     --            (0.43)      --
                                                ------     ----------     ------
Total distributions .........................     --            (0.43)      --
                                                ------     ----------     ------

Net asset value, end of period ..............   $ 7.20     $    30.95     $16.11
                                                ======     ==========     ======

Total return (c) ............................   (30.23)%        96.85%     (4.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........   $8,672     $   16,568     $   25
Ratio of expenses to average net assets (d) .     4.21%          2.61%      2.40%
Ratio of expenses to average net assets
        before waivers and reimbursements (d)     4.42%          3.42%     17.43%
Ratio of expenses to average net assets,
        including extraordinary expenses (d)      4.66%          --         --
Ratio of expenses to average net assets,
        including soft dollars (d) ..........     4.80%          3.50%     17.43%
Ratio of net investment income (loss)
        to average net assets (d) ...........    (3.36)%        (1.39)%    (1.51)%
Portfolio turnover rate .....................   184.65%        141.40%     61.00%


__________
*    Commencement of operations October 12, 1999.
(a) Net asset values at beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15, 2000.
(b)  Less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.



--------------------------------------------------------------------------------
See Notes to Financial Statements.




MONUMENT MEDICAL SCIENCES FUND                                                              19
-------------------------------------------------------------------------------------------------
Financial Highlights

-------------------------------------------------------------------------------------------------
Selected data based on a share outstanding throughout the period indicated.

                                                                              Class C Shares
                                                                      ---------------------------
                                                                        Year Ended   Period Ended
                                                                        October 31,   October 31,
                                                                            2001         2000*
                                                                      -------------  ------------


Net asset value, beginning of period ..............................   $    10.37(a) $    30.05
                                                                      ----------    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) ......................................        (0.29)        (0.23)
Net realized and unrealized gains (losses) on investments .........        (2.80)         1.29
                                                                      ----------    ----------
Total from investment operations ..................................        (3.09)         1.06
                                                                      ----------    ----------

LESS DISTRIBUTIONS:
Dividends from net investment income ..............................      --            --
Distribution from net realized gains from security transactions ...      --            --
                                                                      ----------    ----------
Total distributions ...............................................      --            --
                                                                      ----------    ----------

Net asset value, end of period ....................................   $     7.28    $    31.11
                                                                      ==========    ==========


Total return (b) ..................................................       (29.80)%        3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..............................   $       80    $       47
Ratio of expenses to average net assets (c) .......................         4.42%         3.00%
Ratio of expenses to average net assets before
        waivers and reimbursements (c) ............................         4.59%         3.82%
Ratio of expenses to average net assets,
        including extraordinary expenses (c) ......................         4.70%      --
Ratio of expenses to average net assets, including soft dollars (c)         4.89%         4.07%
Ratio of net investment income (loss) to average net assets (c) ...        (3.42)%       (2.16)%
Portfolio turnover rate ...........................................       184.65%       141.40%


___________
*    Commencement of operations July 20, 2000.
(a) Net asset values at beginning of period, have been restated to reflect a three for one stock split to shareholders of record December 14, 2000, payable December 15, 2000.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions, and assume no sales charge. Had the Adviser not absorbed a portion of expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(c)  Annualized for periods less than one year.


--------------------------------------------------------------------------------
See Notes to Financial Statements.


MONUMENT SERIES FUND                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

Monument Digital Technology Fund (formerly Monument Internet Fund) and Monument Medical Sciences Fund (each a "Fund" and collectively the "Funds") are each a series of Monument Series Fund (the "Trust") which is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified open-end management company, and is organized as a Delaware business trust.


FUND                               PRIMARY OBJECTIVE
----                               -----------------

Digital Technology Fund .......... Long-term growth of capital through selective investment in the equity securities involved
                                   in or supporting digital technology
                                   industries, including Internet-related
                                   businesses
Medical Sciences Fund ............ Long-term growth of capital through selective investment in the equity securities of
                                   companies engaged in medical sciences

The Funds offer the following classes of shares: Class A, Class B and Class C. Each class is subject to a combination of different 12b-1 Plan expenses and load structure. Class A Shares are offered at net asset value plus a maximum sales load of 5.75%. Class B Shares are offered subject to a contingent deferred sales charge and will automatically convert to Class A Shares after eight years. Class C Shares are offered subject to a contingent deferred sales charge.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSACTIONS

U.S. equity securities are valued at the last sale price on the exchange or on the NASDAQ National Market System or, lacking any sales, at the mean between the closing bid and asked price. Over-the-counter portfolio securities are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.



--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders, and therefore no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue-discount and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as an adjustment to the cost basis of such securities.



--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          22
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Income will normally be declared and distributed annually for each of the Funds. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to the timing of the recording of certain expenses and realized losses.

DEFERRED ORGANIZATIONAL COSTS

Organizational expenses have been deferred and are being amortized over a period of five years commencing with operations. The Adviser has agreed with respect to each of the Funds that if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

OPTIONS

Each Fund may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.


--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          23
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------


If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire, it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option, it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option. The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of the option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the closing bid price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

The Fund may enter into futures contracts in order to hedge existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility the change in value of the contract may not correlate with the changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Funds will recognize a gain or loss when the contract is closed or expires.

ACCOUNTING STANDARD ISSUED BUT NOT YET IMPLEMENTED

On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provision of the Guide.


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

MONUMENT SERIES FUND                                                          20
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

Each Fund has entered into an Investment Advisory Agreement with Monument Advisors, Ltd. ("Advisors"), a wholly-owned subsidiary of The Monument Group, Inc. ("Group"). Effective July 1, 2001, Advisors entered into a Sub-Advisory Agreement with Orbitex Management, Inc. ("OMI"). As compensation for the services rendered, facilities furnished, and expenses borne by Advisors, the Funds will pay a fee accrued daily and paid monthly, at the following annualized rates:

        ANNUALIZED RATE                       NET ASSETS
        ---------------                       ----------

         1.250%                            first $250 million
         1.000%                            next $250 million
         0.875%                            next $250 million
         0.750%                            next $250 million and
         0.625%                            in excess of $1 billion

Advisors has contractually agreed to waive its fees and to pay the other operating expenses (excluding interest, taxes, brokerage commissions, other expenditures capitalized and extraordinary expenses) to the extent necessary to maintain the operating expenses of Class A at 4.75% and Class B and Class C operating expenses at 5.25% of the Funds' average daily net assets. The expense caps were raised to those levels effective March 15, 2001.

For the year ended October 31, 2001, the Funds incurred advisory fees totaling $910,360. Of the total advisory fees incurred by the Funds, Advisors received $688,046, waiving the balance of $222,314, pursuant to the expense cap agreements.



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


MONUMENT SERIES FUND                                                          25
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------

DISTRIBUTION PLAN

Monument Distributors, Inc ("Distributors"), a wholly-owned subsidiary of the Group, serves as distributor and principal underwriter for the Funds. The Funds have adopted a plan pursuant to Rule 12b-1 under the Act whereby the Funds pay the Distributor for expenses that are primarily intended to result in the sale of Fund shares. Such expenses may include, but are not limited to, advertising, printing of prospectus and reports for other than existing shareholders, preparation and distribution materials and sales literature, and payment to dealers and shareholder servicing agents that enter into an agreement with the Distributor. The Funds may incur such distribution expenses at the annual rate of 0.50% for its Class A Shares, and 1.00% for its Class B and Class C Shares of each class' average net assets.

ADMINISTRATION, FUND ACCOUNTING AND TRANSFER AGENT FEES

Monument Shareholder Services, Inc. ("Shareholder Services"), a wholly-owned subsidiary of the Group, serves as Administrator of the Funds and supervises all aspects of operation of the Funds, except those performed by the Advisors. Effective July 1, 2001, Shareholder Services entered into a Sub-Administrative Services agreement with American Data Services, Inc. ("ADS"), a wholly-owned subsidiary of OMI to which Shareholder Services has delegated a portion of its duties for the benefit of the Funds. Prior to July 1, 2001, PFPC Inc. ("PFPC") served as sub-administrator to the Funds. For its services as administrator, Shareholder Services receives a fee at an annual rate of 0.135% of each Fund's average net assets. For the year ended October 31, 2001, the Funds incurred administrative fees amounting to $104,832. The fees paid to OFS and PFPC for their role as sub-administrators were paid by Shareholder Services.

Shareholder Services serves as Transfer and dividend disbursing agent to the Funds. Effective October 1, 2001, Shareholder Services entered into a Sub-Transfer Agent Services agreement with Orbitex Data Services, Inc. ("ODS"), a wholly-owned subsidiary of OMI to which Shareholder Services has delegated a portion of its duties for the benefit of the Funds. Prior to October 1, 2001, PFPC served as Sub-Transfer Agent to the Funds. For its services as Transfer and Dividend Disbursing Agent, Shareholder Services receives an asset-based fee calculated at the following annual rates:

           Annualized Rate                    Net Assets

              0.08%                  first $250 million of average net assets
              0.06%                  next $250 million of average net assets
              0.04%                  next $250 million of average net assets
              0.02%                  next $750 million and of average net assets
              0.01%                  in excess of $1.5 billion of average net
                                       assets


--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          26
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------


The fees paid to ODS and PFPC are paid on a per account basis. For the year ended October 31, 2001, the Funds incurred transfer agent fee totaling $615,465, of which $112,017 was paid to Shareholder Services.

Shareholder Services serves as Fund Accounting Services agent to the Funds. Effective July 1, 2001, Shareholder Services entered into a Sub-Fund Accounting Services agreement with ADS to which Shareholder Services has delegated a portion of its duties for the benefit of the Funds. Prior to July 1, 2001, PFPC served as Sub-Fund Accountant to the Funds. For its services as Fund Accountant and Sub-Fund Accountant, Shareholder Services and ADS, received an asset-based fee calculated at the following annual rates:

                Annualized Rate                          Net Assets

                   0.16%                first $250 million of average net assets
                   0.12%                next $250 million of average net assets
                   0.08%                next $250 million of average net assets
                   0.04%                next $750 million and of average
                                            net assets
                   0.03%                In excess of $1.5 billion of average
                                            net assets

For the year ended October 31, 2001, the Funds incurred fund accounting fees amounting to $135,404 of which $3,882 was paid to Shareholder Services.

TRUSTEES FEES

Through December 31, 2000, each Trustee who is not affiliated with Advisors ("Independent Trustee") received as compensation $2,000 per year, plus an additional $500 per day attendance at any meeting of the Board of Trustees or one of its committees (including any meeting held by telephonic conference) Effective January 1, 2001, the annual retainer was increased to $6,000 per Independent Trustee, plus an additional $1,000 for the audit Committee chairperson. In addition, Independent Trustees are paid $500 per meeting, including committees, attended in person. However, attendance by telephone was reduced to $375 per day attendance. Trustees continue to be reimbursed for out-of-pocket expenses associated with meeting attendance.

CUSTODIAN

Prior to September 30, 2001, PFPC Trust Company served as the custodian to the Funds. Effective October 1, 2001, Circle Trust Company ("CTC"), a wholly-owned subsidiary of OMI became the Trust's custodian. For the year ended October 31, 2001, the Funds incurred custody fees amounting to $74,288.



--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          27
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------


4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2001, were as follows:

                                               GROSS            GROSS        NET UNREALIZED
                             IDENTIFIED      UNREALIZED       UNREALIZED      APPRECIATION
                                COST        APPRECIATION     DEPRECIATION    (DEPRECIATION)
                                ----        ------------     ------------    --------------

Digital Technology Fund .... $18,589,292     $1,152,912      $(3,201,528)    $(2,048,616)
Medical Sciences Fund ......  22,272,111      1,458,363       (2,328,749)       (870,386)



5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, during the year ended October 31, 2001, were as follows:

                                         PURCHASES                  SALES
                                         ---------                  -----

Digital Technology Fund .............  $135,241,307              $140,797,891
Medical Sciences Fund ...............    41,095,246                46,334,504

During the year ended October 31, 2001, transactions in call options written were as follow:


                            DIGITAL TECHNOLOGY              MEDICAL SCIENCES
                             OPTION CONTRACTS               OPTION CONTRACTS
                          -----------------------       ----------------------
                          NUMBER OF     PREMIUM          NUMBER OF     PREMIUM
                          CONTRACTS     RECEIVED         CONTRACTS    RECEIVED
                          ---------     --------         ---------    --------

Beginning of period          1,190    $   800,536            653    $   338,145
Written ............         7,823      3,445,329          3,772      2,246,623
Closed .............        (7,913)    (3,676,174)        (2,950)    (1,912,804)
Exercised ..........          (460)      (104,826)          (602)      (336,129)
Expired ............          (640)      (464,865)          (873)      (335,835)
                             -----    -----------         ------    -----------
End of Period ......          --             --             --             --
                             =====    ===========         ======    ===========


--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          28
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------


During the year ended October 31, 2001, transactions in put options written were as follow:

                             DIGITAL TECHNOLOGY           MEDICAL SCIENCES
                              OPTION CONTRACTS             OPTION CONTRACTS
                            --------------------         ----------------------
                             NUMBER OF  PREMIUM          NUMBER OF    PREMIUM
                            CONTRACTS   RECEIVED         CONTRACTS    RECEIVED
                            ---------   --------         ---------    --------

Beginning of period            300    $   143,745            150    $    93,434
Written ............           832        744,544          2,890      2,267,861
Closed .............          (818)      (511,977)        (2,821)    (2,273,217)
Exercised ..........          (197)      (255,660)          (119)       (65,704)
Expired ............          (117)      (120,652)          (100)       (22,374)
                             -----    -----------         ------    -----------
End of Period ......          --             --             --             --
                             =====    ===========         ======    ===========

6. BROKERAGE COMMISSIONS

The Funds placed a portion of their portfolio transactions with an affiliated brokerage firm. The commissions paid to the affiliate during the year ended October 31, 2001, amounted to $12,295.

7. SHAREHOLDERS' TRANSACTIONS

Following is a summary of shareholder transactions for each Fund:

                                              YEAR ENDED                       YEAR ENDED
                                           OCTOBER 31, 2001                 OCTOBER 31, 2000
                                     ----------------------------      ----------------------------
                                        SHARES        DOLLARS            SHARES          DOLLARS
                                        ------        -------            ------          -------

DIGITAL TECHNOLOGY FUND
CLASS A SHARES:
Shares sold ...................         278,446    $   1,625,716       13,878,090    $ 145,606,568
Shares issued to shareholders
        in reinvestment .......            --               --              1,346           19,942
Shares redeemed ...............      (3,028,223)     (17,074,709)      (8,104,300)    (116,420,532)
                                     ----------    -------------       ----------    -------------
        Net increase (decrease)      (2,749,777)   $ (15,448,993)       5,775,136    $  29,205,978
                                     ==========    =============       ==========    =============


--------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          29
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------



                                             YEAR ENDED                    YEAR ENDED
                                          OCTOBER 31, 2001              OCTOBER 31, 2000
                                       ---------------------         -----------------------
                                       SHARES        DOLLARS          SHARES         DOLLARS
                                       ------        -------          ------         -------

CLASS B SHARES:
Shares sold ...................         92,233    $    549,556       2,463,373    $ 37,055,559
Shares issued to shareholders
        in reinvestment .......           --              --               115           1,706
Shares redeemed ...............       (572,925)     (3,377,850)       (751,752)    (10,766,618)
                                      --------    ------------       ---------    ------------
        Net increase (decrease)       (480,692)   $ (2,828,294)      1,711,736    $ 26,290,647
                                      ========    ============       =========    ============


                                              YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------         -----------------------
                                        SHARES        DOLLARS          SHARES         DOLLARS
                                        ------        -------          ------         -------
CLASS C SHARES:
Shares sold ......................       2,959        $ 20,776           9,393        $120,671
Shares issued to shareholders
        in reinvestment ..........        --              --              --             --
Shares redeemed ..................      (2,127)        (10,252)           --             --
                                      --------    ------------       ---------    ------------
Net increase (decrease) ..........         832        $ 10,524           9,393        $120,671
                                      ========    ============       =========    ============


                                              YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------         -----------------------
                                        SHARES        DOLLARS          SHARES         DOLLARS
                                        ------        -------          ------         -------


MEDICAL SCIENCES FUND
CLASS A SHARES:
Shares sold ...................      5,145,719    $ 30,346,299       1,161,756    $ 33,626,554
Shares issued to shareholders
        in reinvestment .......           --              --             3,021          52,168
Shares redeemed ...............     (4,222,463)    (36,080,130)       (400,288)    (11,348,014)
                                    ----------    ------------       ---------    ------------
        Net increase (decrease)        923,256    $ (5,733,831)        764,489    $ 22,330,708
                                    ==========    ============       =========    ============


                                            YEAR ENDED                    YEAR ENDED
                                         OCTOBER 31, 2001              OCTOBER 31, 2000
                                      ---------------------         -----------------------
                                      SHARES        DOLLARS          SHARES         DOLLARS
                                      ------        -------          ------         -------



CLASS B SHARES:
Shares sold ...................      1,142,093    $  1,353,792         730,714    $ 20,957,082
Shares issued to shareholders
        in reinvestment .......           --              --               904          15,601
Shares redeemed ...............       (472,688)     (4,492,029)       (197,924)     (5,525,355)
                                    ----------    ------------       ---------    ------------
        Net increase (decrease)        669,405    $ (3,138,237)        533,694    $ 15,447,328
                                    ==========    ============       =========    ============


----------------------------------------------------------------------------------------------

MONUMENT SERIES FUND                                                          30
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2001
--------------------------------------------------------------------------------

                                              YEAR ENDED                    YEAR ENDED
                                           OCTOBER 31, 2001              OCTOBER 31, 2000
                                        ---------------------         -----------------------
                                        SHARES        DOLLARS          SHARES         DOLLARS
                                        ------        -------          ------         -------
CLASS C SHARES:
Shares sold ....................        10,657        $ 68,473           1,604        $ 48,765
Shares issued to shareholders
        in reinvestment ........          --              --             --              --
Shares redeemed ................        (1,248)        (10,657)            (91)         (2,845)
                                       -------        --------          ------        --------
        Net increase ...........         9,409        $ 57,816           1,513        $ 45,920
                                       =======        ========          ======        ========


8. CAPITAL LOSS CARRYFORWARD

        EXPIRATION DATE              DIGITAL TECHNOLOGY      MEDICAL SCIENCES
        ---------------              ------------------      ----------------

        October 31, 2006                $     --              $    2,788
        October 31, 2007                    62,686                  --
        October 31, 2008                17,420,103               486,110
        October 31, 2009                53,694,524             5,991,596

9. SOFT DOLLAR ARRANGEMENTS

In allocating brokerage business to purchase securities for the Funds, Advisors gave preference to certain broker-dealers that provided brokerage, research, or other services to Advisors for the benefit of the Funds under soft dollar arrangements. In making such allocations, Advisors determined that the prices obtained were consistent with its obligation to obtain best execution on behalf of the Funds. During the period ended October 31, 2001, the value of soft dollar arrangements to the Funds totaled $71,330.

10. SUBSEQUENT EVENTS

Effective November 1, 2001, the Funds were reorganized pursuant to an Agreement and Plan of Reorganization. In accordance with the Agreement and Plan of Reorganization, each Monument Fund listed below will transferred all of its assets and liabilities solely in exchange for Class A, Class B and Class C of the corresponding Orbitex Fund identified opposite its name:

        MONUMENT FUNDS                   ORBITEX FUNDS
        --------------                   -------------

        Digital Technology Fund          Orbitex Emerging Technology Fund
        Medical Sciences Fund            Orbitex Medical Sciences Fund
        Telecommunications Fund          Orbitex Info-Tech & Communications Fund

Each Monument Fund will distribute the Class A, Class B and Class C shares of the corresponding Orbitex Fund received in the Reorganization to its Class A, Class B and Class C shareholders, respectively, in an amount equal in net asset value to the Class A, Class B and Class C shares of the Monument Fund held by such shareholders as of the date of the Reorganization, after which each Monument Fund will cease to exist as a series of Monument.

MONUMENT SERIES FUND                                                          31
--------------------------------------------------------------------------------
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Shareholders and
Board of Trustees of Monument Series Fund:

We have audited the accompanying statements of assets and liabilities of the Monument Digital Technology Fund and the Monument Medical Sciences Fund (collectively, the "Funds") of the Monument Series Fund and the schedule of portfolio investments as of October 31, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds as of October 31, 2001, the results of its operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
December 21, 2001












--------------------------------------------------------------------------------

                              INVESTMENT ADVISOR:
                             Monument Advisors, Ltd.
                         7201 Wisconsin Ave., Suite 650
                               Bethesda, MD 20814

                                  DISTRIBUTOR:
                           Monument Distributors, Inc.
                         7201 Wisconsin Ave,. Suite 650
                               Bethesda, MD 20814


                             INDEPENDENT AUDITORS:
                              Deloitte & Touche LLP
                            2 World Financial Center
                             South Tower, 9th Floor
                               New York, NY 10281

                                TRANSFER AGENT:

                      For account information,
                      wire purchases or redemptions, call or write:
                              Monument Series Fund
                         c/o Orbitex Data Services, Inc.
                              14707 California St.
                              Omaha, NE 68154-1979

MORE INFORMATION:

For 24 hour, 7 days a week price information, and for information on any series of Monument Series Fund, investment plans, and other shareholder services, call
(888) 672-4839 Toll Free.




--------------------------------------------------------------------------------